TAXES ON INCOME	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11 – TAXES ON INCOME:

a.	Tax rates in Israel

The Company is taxed in accordance with Israeli tax laws. The corporate tax rates applicable to 2023, 2024 and 2025 is 23%. Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.	Tax rates for the U.S Subsidiary

The subsidiary is taxed according to U.S. tax laws. The Company’s income is taxed in the United States at the federal rate of 21%.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”)

On December 29, 2016, the Investment Law was amended (“73 Amendment”), which includes, inter alia, two new tax incentive opportunities. These are the Preferred Technological Enterprise (“PTE”) and Special Preferred Technological Enterprise (“SPTE”). In order to benefit from either of these options, a company must meet certain qualifications and receive formal approval from the IIA which allows the Company to use the reduced corporate tax rate of 12% on its “Preferred Technological Income” (earned from enterprises located in Development outside of Zone A) in the case of a “preferred technology enterprise”, or 6% on its “preferred technology income” (earned from enterprises located in Development Zone A or outside it) in the case of a “special preferred technology enterprise”. Additionally, any “technology income”, as this term is defined by the Law, not classified as “preferred technology income” is subject to the corporate tax rate.

Furthermore, according to the provisions regarding “preferred technology enterprise” and “special preferred technology enterprise” in the Law and the regulations thereunder, and to the extent the income is attributable to manufacturing, this income is classified as “preferred income” and is taxed at 7.5% or 16% according to the development zone. To the extent the income is from an intangible asset used for marketing, it is subject to the normal corporate tax rate.

Additionally, when income of a company originating from “preferred technology income” is distributed as dividend to a foreign-resident corporation, tax withholding from the dividend is 4%, provided that 90% or more of that Company’s shares are directly held by one or more foreign corporations, and the profits resulted after they acquired the shares.

As of December 31, 2025, the Company’s management decided not to adopt the application of the Amendment.

There is no assurance that future taxable income of the Company will qualify as preferred income or that the benefits described above will be available to the Company in the future.

d.	Tax assessments

Tax assessments filed by the Company through the year 2020 are considered to be final.

e.	Losses for tax purposes carried forward to future years

As of December 31, 2025, the Company had approximately $232.2 million of net carry forward tax losses which are available to reduce future taxable income with no limited period of use.

f.	Deferred income taxes:

	December, 31
	2024	2025
In respect of:
Net operating loss carry forward	$45,153	$53,399
Research and development expenses	4,397	5,017
Other	240	88
Less – valuation allowance	(49,790)	(58,504)
Net deferred tax assets	$-	$-

g.	Reconciliation of theoretical tax expenses to actual expenses

The primary reconciling items between the statutory tax rate of the Company and the effective rate are the full valuation allowance of deferred tax assets and nondeductible expenses in relation to the operations in Israel.

The foreign subsidiary does not have a material impact on the Company’s consolidated financial results, and no income taxes are payable with respect to its operations.

The table below provides the updated requirements of ASU 2023-09 for the years 2023-2025. The (provision for) benefit from income taxes differs from the expected amount calculated by applying the Company’s Israeli statutory rate to loss before income taxes as follows:

	Year ended December 31, 2023		Year ended December 31, 2024		Year ended December 31, 2025
	Amount	Percent	Amount	Percent	Amount	Percent
benefit from income taxes at the Israeli statutory tax rate	6,265	23%	2,433	23%	1,409	23%
Changes in valuation allowances	(3,218)	(12)%	(1,878)	(18)%	(8,714)	(142)%
Non-deductible items	436	2%	188	2%	30	1%
Difference resulting from using NIS as the measurement basis for tax purposes	(3,483)	(13)%	(743)	(7)%	7,275	119%
Total tax provision and effective tax rate	$-	0%	$-	0%	$-	0%

h.	Roll forward of valuation allowance

Balance as of January 1, 2023	$44,694
Additions	3,218
Balance as of December 31, 2023	$47,912
Additions	1,878
Balance as of December 31, 2024	$49,790
Additions	8,714
Balance as of December 31, 2025	$58,504

i.	Provision for uncertain tax positions

As of December 31, 2024 and 2025, the Company does not have a provision for uncertain tax positions.